Loans to and Investments in Associated Companies Loans to and Investments in Associated Companies - Real Estate Associated Companies (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2020	Nov. 30, 2021	Nov. 30, 2020
Brooklyn Renaissance Plaza Office
Schedule of Equity Method Investments [Line Items]
Weighted average useful life		39 years
54 Madison
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		48.10%
HomeFed | Brooklyn Renaissance Plaza Hotel
Schedule of Equity Method Investments [Line Items]
Equity method investment impairment	$ 6.9		$ 6.9
HomeFed | Brooklyn Renaissance Plaza Hotel | Hotel
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		25.80%
HomeFed | Brooklyn Renaissance Plaza Office | Office Building
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		61.25%